Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net consisted of the following (in thousands):

	December 31,
	2024	2023
Accounts receivable	$165,829	$180,000
Less: Allowance for sales discounts	(42,245)	(44,121)
Less: Allowance for credit losses	(3,702)	(5,048)
Accounts receivable, net	$119,882	$130,831

Schedule of Activity in Allowance for Doubtful Accounts
Activity in our allowance for credit losses was as follows (in thousands):

	December 31,
	2024	2023
Allowance for credit losses- beginning	$5,048	$7,589
Charged to costs	1,529	294
Write offs	(2,875)	(2,835)
Allowance for credit losses - ending	$3,702	$5,048